UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3-31-2009

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      4/6/2009

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: $58,763,694

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $1,483,571    29,838  SH          Sole                             29,838
Abbott Laboratories              Common   002824100 $217,989      4,570   SH          Sole                             4,570
Accenture, Ltd.                  Common   g1150g111 $1,041,046    37,870  SH          Sole                             37,870
AMEX Energy Sector SPDR          Common   81369y506 $875,313      20,615  SH          Sole                             20,615
AMEX Financial Sector SPDR       Common   81369y605 $91,888       10,430  SH          Sole                             10,430
AT&T Corp                        Common   00206r102 $504,452      20,017  SH          Sole                             20,017
Automatic Data Processing, Inc.  Common   053015103 $841,695      23,939  SH          Sole                             23,939
Baxter International, Inc,       Common   071813109 $208,875      4,078   SH          Sole                             4,078
Berkshire Hathaway Inc. Class B  Common   084670207 $1,133,640    402     SH          Sole                             402
Boston Properties, Inc.          Common   101121101 $227,170      6,485   SH          Sole                             6,485
Broadridge Financial Solutions InCommon   11133t103 $838,176      45,039  SH          Sole                             45,039
Canadian Natural Resources Ltd.  Common   136385101 $473,324      12,275  SH          Sole                             12,275
Chevron Corp                     Common   166764100 $1,229,887    18,291  SH          Sole                             18,291
Cisco Systems, Inc.              Common   17275r102 $1,087,300    64,836  SH          Sole                             64,836
Clorox Company                   Common   189054109 $1,466,162    28,480  SH          Sole                             28,480
Coca-Cola Company                Common   191216100 $2,269,800    51,645  SH          Sole                             51,645
Colgate-Palmolive Company        Common   194162103 $1,598,004    27,093  SH          Sole                             27,093
Comcast Corporation              Common   20030n200 $1,436,858    111,643 SH          Sole                             111,643
ConocoPhillips                   Common   20825C104 $324,950      8,298   SH          Sole                             8,298
Covidien Limited                 Common   G2552X108 $588,984      17,719  SH          Sole                             17,719
CVS Caremark Corp                Common   126650100 $1,946,637    70,812  SH          Sole                             70,812
Danaher Corp.                    Common   235851102 $281,944      5,200   SH          Sole                             5,200
Dreyfus Municipal Income Inc.    Common   26201r102 $71,500       10,000  SH          Sole                             10,000
EMC Corp/Mass                    Common   268648102 $148,599      13,035  SH          Sole                             13,035
Exxon Mobil Corp.                Common   30231g102 $2,127,042    31,234  SH          Sole                             31,234
FPL Group, Inc.                  Common   302571104 $215,095      4,240   SH          Sole                             4,240
General Electric Company         Common   369604103 $1,603,557    158,611 SH          Sole                             158,611
Genuine Parts                    Common   372460105 $218,426      7,315   SH          Sole                             7,315
Hewlett-Packard Co               Common   428236103 $571,758      17,834  SH          Sole                             17,834
Home Depot, Inc.                 Common   437076102 $396,508      16,829  SH          Sole                             16,829
Hospira, Inc.                    Common   441060100 $830,350      26,907  SH          Sole                             26,907
Intel Corp                       Common   458140100 $358,926      23,880  SH          Sole                             23,880
Intl Business Machines Corp      Common   459200101 $518,014      5,346   SH          Sole                             5,346
iShares Comex Gold Trust         Common   464285105 $1,394,718    15,430  SH          Sole                             15,430
iShares MSCI EAFE Index Fund     Common   464287465 $922,421      24,539  SH          Sole                             24,539
iShares MSCI Emerging Markets IndCommon   464287234 $1,045,990    42,160  SH          Sole                             42,160
iShares Russell 2000 Index Fund  Common   464287655 $1,586,086    37,719  SH          Sole                             37,719
iShares S&P SmallCap 600 Index FuCommon   464287804 $606,621      16,670  SH          Sole                             16,670
ITT Corporation                  Common   450911102 $834,607      21,695  SH          Sole                             21,695
J.P. Morgan Chase & Co.          Common   46625h100 $523,094      19,680  SH          Sole                             19,680
Johnson & Johnson                Common   478160104 $2,842,336    54,036  SH          Sole                             54,036
Kimberly-Clark Corp              Common   494368103 $210,723      4,570   SH          Sole                             4,570
Laboratory CP Amer Hldgs         Common   50540R409 $1,408,615    24,083  SH          Sole                             24,083
Mastercard, Inc.                 Common   57636q104 $233,635      1,395   SH          Sole                             1,395
McDonald's Corp                  Common   580135101 $1,069,845    19,605  SH          Sole                             19,605
McGraw-Hill Companies, Inc.      Common   580645109 $753,055      32,927  SH          Sole                             32,927
Medtronic, Inc.                  Common   585055106 $588,693      19,976  SH          Sole                             19,976
Microsoft Corp                   Common   594918104 $1,575,171    85,746  SH          Sole                             85,746
Occidental Petroleum             Common   674599105 $255,025      4,582   SH          Sole                             4,582
Omnicom Group Inc Com            Common   681919106 $805,538      34,424  SH          Sole                             34,424
Oracle Corp.                     Common   68389X105 $231,657      12,820  SH          Sole                             12,820
Paychex, Inc.                    Common   704326107 $240,477      9,368   SH          Sole                             9,368
Pepsi Co Inc                     Common   713448108 $720,463      13,995  SH          Sole                             13,995
Pfizer Inc.                      Common   717081103 $1,078,893    79,213  SH          Sole                             79,213
Procter & Gamble Co              Common   742718109 $2,682,801    56,971  SH          Sole                             56,971
Progress Energy, Inc.            Common   743263105 $350,634      9,670   SH          Sole                             9,670
Sara Lee Corp                    Common   803111103 $90,900       11,250  SH          Sole                             11,250
SPDR Tr Unit Ser 1               Common   78462F103 $1,843,671    23,185  SH          Sole                             23,185
United Technologies Corp         Common   913017109 $1,568,227    36,487  SH          Sole                             36,487
Vanguard Small-Cap ETF           Common   922908751 $206,847      5,650   SH          Sole                             5,650
Vanguard Total Stock Market ETF  Common   922908769 $462,294      11,680  SH          Sole                             11,680
Wal-Mart Stores                  Common   931142103 $3,258,438    62,542  SH          Sole                             62,542
Walt Disney Co.                  Common   254687106 $342,098      18,838  SH          Sole                             18,838
Wells Fargo & Co.                Common   949746101 $1,147,494    80,582  SH          Sole                             80,582
Western Union Company            Common   959802109 $382,744      30,449  SH          Sole                             30,449
Wyeth                            Common   983024100 $272,443      6,330   SH          Sole                             6,330

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